Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities

a) The changes in operating assets and liabilities for years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Accounts receivable	9,957	(6,436)	513
Prepaid expenses	1,781	80	(920)
Accounts payable	(1,098)	(437)	(1,124)
Accrued liabilities	(6,759)	7,662	(8,606)
Unearned revenue and long-term unearned revenue	(536)	(6,956)	7,996
Restricted cash	—	4,258	(1,464)
Advances to and from affiliates and joint venture partners	17,953	14,417	(7,259)
Other operating assets and liabilities	(2,476)	(2,510)	3,557

Total	18,822	10,078	(7,307)